Allowance for expected credit losses (Tables)	6 Months Ended
Jun. 30, 2024
Allowance For Impairment Losses [Abstract]
Disclosure of impairment allowances

			Judgemental adjustments due to:
At 30 June 2024	Modelled ECL £m	Individually assessed £m	Inflationary and interest rate risk £m	Other £m	Total ECL £m

UK mortgages	806	–	23	142	971
Credit cards	679	–	6	15	700
Other Retail	878	–	6	58	942
Commercial Banking	968	322	–	(308)	982
Other	1	–	–	–	1
Total	3,332	322	35	(93)	3,596

At 31 December 2023
UK mortgages	991	–	61	63	1,115
Credit cards	703	–	92	15	810
Other Retail	867	–	32	46	945
Commercial Banking	1,090	340	–	(280)	1,150
Other	1	–	–	–	1
Total	3,652	340	185	(156)	4,021

Disclosure of generation of multiple economic assumptions by quarter and by year

At 30 June 2024	2024%	2025%	2026%	2027%	2028%	2024 to 2028 average %

Upside
Gross domestic product growth	1.1	2.3	1.7	1.5	1.4	1.6
Unemployment rate	4.1	3.2	3.0	2.9	2.9	3.2
House price growth	2.2	5.0	7.3	6.0	5.2	5.1
Commercial real estate price growth	2.2	8.7	2.4	2.8	1.2	3.4
UK Bank Rate	5.17	5.30	5.17	5.33	5.55	5.31
CPI inflation	2.5	2.5	2.4	2.7	2.9	2.6

Base case
Gross domestic product growth	0.8	1.2	1.6	1.6	1.6	1.3
Unemployment rate	4.5	4.8	4.8	4.6	4.6	4.7
House price growth	1.2	1.4	1.0	1.4	2.4	1.5
Commercial real estate price growth	(1.6)	1.2	0.0	1.9	1.0	0.5
UK Bank Rate	5.06	4.19	3.63	3.50	3.50	3.98
CPI inflation	2.5	2.5	2.1	2.1	2.2	2.3

Downside
Gross domestic product growth	0.6	(0.5)	0.8	1.5	1.6	0.8
Unemployment rate	4.9	6.9	7.5	7.4	7.2	6.7
House price growth	0.6	(1.8)	(6.5)	(5.4)	(2.3)	(3.1)
Commercial real estate price growth	(4.7)	(6.7)	(4.1)	(0.8)	(1.3)	(3.5)
UK Bank Rate	4.97	2.77	1.38	0.89	0.63	2.13
CPI inflation	2.5	2.4	1.8	1.4	1.2	1.9

Severe downside
Gross domestic product growth	0.1	(2.2)	0.4	1.2	1.5	0.2
Unemployment rate	5.5	9.4	10.2	10.1	9.8	9.0
House price growth	(0.7)	(4.8)	(13.9)	(11.8)	(7.6)	(7.9)
Commercial real estate price growth	(9.1)	(15.1)	(8.6)	(5.3)	(4.7)	(8.6)
UK Bank Rate – modelled	4.81	1.12	0.16	0.05	0.02	1.23
UK Bank Rate – adjusted[1]	5.09	3.22	2.33	2.02	1.79	2.89
CPI inflation – modelled	2.6	2.4	1.3	0.5	0.1	1.4
CPI inflation – adjusted[1]	2.9	3.2	1.6	0.9	1.0	1.9

Probability-weighted
Gross domestic product growth	0.8	0.7	1.3	1.5	1.5	1.2
Unemployment rate	4.6	5.4	5.6	5.5	5.4	5.3
House price growth	1.1	0.9	(0.9)	(0.6)	0.8	0.3
Commercial real estate price growth	(2.1)	(0.5)	(1.3)	0.6	(0.2)	(0.7)
UK Bank Rate – modelled	5.04	3.79	3.07	2.92	2.90	3.55
UK Bank Rate – adjusted[1]	5.07	4.00	3.29	3.12	3.08	3.71
CPI inflation – modelled	2.5	2.5	2.1	1.9	1.9	2.2
CPI inflation – adjusted[1]	2.6	2.6	2.1	1.9	2.0	2.2
[1]The adjustment to UK Bank Rate and CPI inflation in the severe downside is considered to better reflect the risks to the Group’s base case view in an economic environment where the risks of supply and demand shocks are seen as more balanced.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 12: Allowance for expected credit losses (continued)

At 31 December 2023	2023%	2024%	2025%	2026%	2027%	2023 to 2027 average %

Upside
Gross domestic product growth	0.3	1.5	1.7	1.7	1.9	1.4
Unemployment rate	4.0	3.3	3.1	3.1	3.1	3.3
House price growth	1.9	0.8	6.9	7.2	6.8	4.7
Commercial real estate price growth	(3.9)	9.0	3.8	1.3	1.3	2.2
UK Bank Rate	4.94	5.72	5.61	5.38	5.18	5.37
CPI inflation	7.3	2.7	3.1	3.2	3.1	3.9

Base case
Gross domestic product growth	0.3	0.5	1.2	1.7	1.9	1.1
Unemployment rate	4.2	4.9	5.2	5.2	5.0	4.9
House price growth	1.4	(2.2)	0.5	1.6	3.5	1.0
Commercial real estate price growth	(5.1)	(0.2)	0.1	0.0	0.8	(0.9)
UK Bank Rate	4.94	4.88	4.00	3.50	3.06	4.08
CPI inflation	7.3	2.7	2.9	2.5	2.2	3.5

Downside
Gross domestic product growth	0.2	(1.0)	(0.1)	1.5	2.0	0.5
Unemployment rate	4.3	6.5	7.8	7.9	7.6	6.8
House price growth	1.3	(4.5)	(6.0)	(5.6)	(1.7)	(3.4)
Commercial real estate price growth	(6.0)	(8.7)	(4.0)	(2.1)	(1.2)	(4.4)
UK Bank Rate	4.94	3.95	1.96	1.13	0.55	2.51
CPI inflation	7.3	2.8	2.7	1.8	1.1	3.2

Severe downside
Gross domestic product growth	0.1	(2.3)	(0.5)	1.3	1.8	0.1
Unemployment rate	4.5	8.7	10.4	10.5	10.1	8.8
House price growth	0.6	(7.6)	(13.3)	(12.7)	(7.5)	(8.2)
Commercial real estate price growth	(7.7)	(19.5)	(10.6)	(7.7)	(5.2)	(10.3)
UK Bank Rate – modelled	4.94	2.75	0.49	0.13	0.03	1.67
UK Bank Rate – adjusted[1]	4.94	6.56	4.56	3.63	3.13	4.56
CPI inflation – modelled	7.3	2.7	2.2	0.9	(0.2)	2.6
CPI inflation – adjusted[1]	7.6	7.5	3.5	1.3	1.0	4.2

Probability-weighted
Gross domestic product growth	0.3	0.1	0.8	1.6	1.9	0.9
Unemployment rate	4.2	5.3	5.9	5.9	5.7	5.4
House price growth	1.4	(2.5)	(0.9)	(0.3)	1.8	(0.1)
Commercial real estate price growth	(5.3)	(1.9)	(1.1)	(1.0)	(0.2)	(1.9)
UK Bank Rate – modelled	4.94	4.64	3.52	3.02	2.64	3.75
UK Bank Rate – adjusted[1]	4.94	5.02	3.93	3.37	2.95	4.04
CPI inflation – modelled	7.3	2.7	2.8	2.3	1.9	3.4
CPI inflation – adjusted[1]	7.4	3.2	3.0	2.4	2.0	3.6
[1]The adjustment to UK Bank Rate and CPI inflation in the severe downside was considered to better reflect the risks to the Group’s base case view in an economic environment where supply shocks were the principal concern.
Gross domestic product growth is presented quarter-on-quarter. House price growth, commercial real estate price growth and CPI inflation are presented year-on-year, i.e. from the equivalent quarter in the previous year. Unemployment rate and UK Bank Rate are presented as at the end of each quarter.

At 30 June 2024	First quarter 2024%	Second quarter 2024%	Third quarter 2024%	Fourth quarter 2024%	First quarter 2025%	Second quarter 2025%	Third quarter 2025%	Fourth quarter 2025%

Gross domestic product growth	0.6	0.4	0.3	0.2	0.3	0.3	0.4	0.4
Unemployment rate	4.3	4.5	4.6	4.7	4.8	4.9	4.9	4.8
House price growth	0.4	1.0	3.8	1.2	0.9	1.3	1.3	1.4
Commercial real estate price growth	(5.3)	(5.3)	(3.5)	(1.6)	(0.9)	0.2	(0.2)	1.2
UK Bank Rate	5.25	5.25	5.00	4.75	4.50	4.25	4.00	4.00
CPI inflation	3.5	2.1	2.0	2.5	2.2	2.7	2.6	2.4

At 31 December 2023	First quarter 2023%	Second quarter 2023%	Third quarter 2023%	Fourth quarter 2023%	First quarter 2024%	Second quarter 2024%	Third quarter 2024%	Fourth quarter 2024%

Gross domestic product growth	0.3	0.0	(0.1)	0.0	0.1	0.2	0.3	0.3
Unemployment rate	3.9	4.2	4.2	4.3	4.5	4.8	5.0	5.2
House price growth	1.6	(2.6)	(4.5)	1.4	(1.1)	(1.5)	0.5	(2.2)
Commercial real estate price growth	(18.8)	(21.2)	(18.2)	(5.1)	(4.1)	(3.8)	(2.2)	(0.2)
UK Bank Rate	4.25	5.00	5.25	5.25	5.25	5.00	4.75	4.50
CPI inflation	10.2	8.4	6.7	4.0	3.8	2.1	2.3	2.8

Disclosure of ECL sensitivity to economic assumptions	The table below shows the Group’s ECL for the probability-weighted, upside, base case, downside and severe downside scenarios, with the severe downside scenario incorporating adjustments made to CPI inflation and UK Bank Rate paths.
The stage allocation for an asset is based on the overall scenario probability-weighted PD and hence the staging of assets is constant across all the scenarios. In each economic scenario the ECL for individual assessments is held constant reflecting the basis on which they are evaluated. Judgemental adjustments applied through changes to model inputs or parameters, or more qualitative post model adjustments, are apportioned across the scenarios in proportion to modelled ECL where this better reflects the sensitivity of these adjustments to each scenario. The probability-weighted view shows the extent to which a higher ECL allowance has been recognised to take account of multiple economic scenarios relative to the base case; the uplift being £464 million for 30 June 2024 and £673 million at 31 December
2023.

At 30 June 2024	Probability- weighted £m	Upside £m	Base case £m	Downside £m	Severe downside £m

UK mortgages	971	387	658	1,190	3,004
Credit cards	700	583	676	772	903
Other Retail	942	855	915	990	1,139
Commercial Banking	982	735	882	1,122	1,606
Other	1	2	1	1	1
ECL allowance	3,596	2,562	3,132	4,075	6,653

At 31 December 2023
UK mortgages	1,115	395	670	1,155	4,485
Credit cards	810	600	771	918	1,235
Other Retail	945	850	920	981	1,200
Commercial Banking	1,150	780	986	1,342	2,179
Other	1	1	1	1	1
ECL allowance	4,021	2,626	3,348	4,397	9,100
The table below shows the impact on the Group’s ECL resulting from a 1 percentage point (pp) increase or decrease in the UK unemployment rate. The increase or decrease is presented based on the adjustment phased evenly over the first
10 quarters of the base case scenario. A more immediate increase or decrease would drive a more material ECL impact as it would be fully reflected in both 12-month and lifetime probability of defaults.

	At 30 June 2024		At 31 December 2023
1pp increase in unemployment £m		1pp decrease in unemployment £m	1pp increase in unemployment £m	1pp decrease in unemployment £m

UK mortgages	22	(17)	33	(32)
Credit cards	34	(34)	38	(38)
Other Retail	16	(16)	19	(19)
Commercial Banking	71	(66)	87	(81)
ECL impact	143	(133)	177	(170)
The table below shows the impact on the Group’s ECL in respect of UK mortgages resulting from an increase or decrease in loss given default for a 10 percentage point (pp) increase or decrease in the UK HPI. The increase or decrease is presented based on the adjustment phased evenly over the first 10 quarters of the base case scenario.

	At 30 June 2024		At 31 December 2023
	10pp increase in HPI £m	10pp decrease in HPI £m	10pp increase in HPI £m	10pp decrease in HPI £m

ECL impact	(164)	245	(201)	305